Popular, Inc. (Holding company only) financial information	12 Months Ended
Dec. 31, 2019
Disclosure Text Block
Popular, Inc (Holding Company Only) Financial Information

Note 41 - Popular, Inc. (holding company only) financial information

The following condensed financial information presents the financial position of Popular, Inc. Holding Company only at December 31, 2019 and 2018, and the results of its operations and cash flows for the years ended December 31, 2019, 2018 and 2017.

Condensed Statements of Condition
	December 31,
(In thousands)	2019	2018
ASSETS
Cash and due from banks (includes $56,008 due from bank subsidiary (2018 - $68,022))	$55,956	$68,022
Money market investments	221,598	176,256
Debt securities held-to-maturity, at amortized cost (includes $8,726 in common securities from statutory trusts (2018 - $8,726))	8,726	8,726
Equity securities, at lower of cost or realizable value[1]	10,744	6,693
Investment in BPPR and subsidiaries, at equity	4,233,046	3,813,640
Investment in Popular North America and subsidiaries, at equity	1,749,518	1,648,577
Investment in other non-bank subsidiaries, at equity	260,501	241,902
Other loans	32,027	32,678
Less - Allowance for loan losses	410	155
Premises and equipment	3,893	3,394
Investment in equity method investees	75,739	62,781
Other assets (includes $4,353 due from subsidiaries and affiliate (2018 - $1,355))	25,087	20,281
Total assets	$6,676,425	$6,082,795

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$586,119	$584,851
Other liabilities (includes $2,109 due to subsidiaries and affiliate (2018 - $3,110))	73,596	62,799
Stockholders’ equity	6,016,710	5,435,145
Total liabilities and stockholders’ equity	$6,676,425	$6,082,795
[1] Refer to Note 20 to the consolidated financial statements for information on the statutory trusts.
Condensed Statements of Operations
	Years ended December 31,
(In thousands)	2019	2018	2017
Income:
Dividends from subsidiaries	$408,000	$453,200	$211,500
Interest income (includes $4,237 due from subsidiaries and affiliates (2018 - $6,121; 2017 - $3,183))	6,669	8,366	4,238
Earnings from investments in equity method investees	17,279	15,498	11,761
Other operating income	1	253	86
Net gain (loss), including impairment, on equity securities	988	(777)	-
Net gain on trading account debt securities	-	-	266
Total income	432,937	476,540	227,851
Expenses:
Interest expense	38,528	51,218	52,470
Provision (reversal) for loan losses	256	(251)	403
Loss on early extinguishment of debt	-	12,522	-
Operating expenses (includes expenses for services provided by subsidiaries and affiliate of $14,400 (2018 - $10,511 ; 2017 - $8,225)), net of reimbursement by subsidiaries for services provided by parent of $106,725 (2018 - $90,807 ; 2017 - $76,720)	80	3,656	(1,773)
Total expenses	38,864	67,145	51,100
Income before equity in undistributed earnings of subsidiaries	394,073	409,395	176,751
Equity in undistributed earnings (losses) of subsidiaries	277,062	208,763	(69,070)
Net income	$671,135	$618,158	$107,681
Comprehensive income, net of tax	$929,171	$540,836	$77,315
Condensed Statements of Cash Flows
	Years ended December 31,
(In thousands)	2019	2018	2017
Cash flows from operating activities:
Net income	$671,135	$618,158	$107,681
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in (earnings) losses of subsidiaries, net of dividends or distributions	(277,062)	(208,763)	69,070
Provision (reversal) for loan losses	256	(251)	403
Amortization of intangibles	96	41	-
Net accretion of discounts and amortization of premiums and deferred fees	1,240	2,022	2,086
Share-based compensation	7,927	7,441	-
Earnings from investments under the equity method, net of dividends or distributions	(14,948)	(14,333)	(7,765)
Loss on early extinguishment of debt	-	12,522	-
Net (increase) decrease in:
Equity securities	(4,051)	(1,583)	(1,346)
Other assets	1,134	344	8,696
Net (decrease) increase in:
Interest payable	-	(10,288)	-
Other liabilities	2,508	8,059	3,230
Total adjustments	(282,900)	(204,789)	74,374
Net cash provided by operating activities	388,235	413,369	182,055
Cash flows from investing activities:
Net (increase) decrease in money market investments	(45,000)	70,000	6,000
Net repayments on other loans	677	536	181
Capital contribution to subsidiaries	(9,000)	(87,000)	(5,955)
Return of capital from wholly owned subsidiaries	13,000	13,000	22,400
Acquisition of loans portfolio	-	-	(31,909)
Acquisition of trademark	-	-	(5,560)
Acquisition of premises and equipment	(1,289)	(1,099)	(965)
Proceeds from sale of:
Premises and equipment	3	293	23
Foreclosed assets	-	-	38
Net cash used in investing activities	(41,609)	(4,270)	(15,747)
Cash flows from financing activities:
Payments of notes payable	-	(448,518)	-
Payments of debt extinguishment	-	(12,522)	-
Proceeds from issuance of notes payable	-	293,819	-
Proceeds from issuance of common stock	13,451	11,653	7,016
Dividends paid	(115,810)	(105,441)	(95,910)
Net payments for repurchase of common stock	(250,571)	(125,731)	(75,668)
Payments related to tax withholding for share-based compensation	(5,420)	(2,201)	(1,756)
Net cash used in financing activities	(358,350)	(388,941)	(166,318)
Net (decrease) increase in cash and due from banks, and restricted cash	(11,724)	20,158	(10)
Cash and due from banks, and restricted cash at beginning of period	68,278	48,120	48,130
Cash and due from banks, and restricted cash at end of period	$56,554	$68,278	$48,120

Popular, Inc. (parent company only) received dividend distributions from its direct equity method investees amounting to $2.3 million for the year ended December 31, 2019 (2018 - $1.2 million).

Notes payable include junior subordinated debentures issued by the Corporation that are associated to capital securities issued by the Popular Capital Trust I and Popular Capital Trust II and medium-term notes. Refer to Note 20 for a description of significant provisions related to these junior subordinated debentures. The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2019:

Year	(In thousands)
2020	$-
2021	-
2022	-
2023	-
2024	295,307
Later years	290,812
Total	$586,119